united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 4/30

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.

TOEWS TACTICAL INCOME FUND TOEWS HEDGED OCEANA FUND TOEWS HEDGED U.S. FUND TOEWS HEDGED U.S. OPPORTUNITY FUND TOEWS UNCONSTRAINED INCOME FUND TOEWS TACTICAL DEFENSIVE ALPHA FUND

Semi-Annual Report
October 31, 2023

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Toews Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

Total Returns as of October 31, 2023(a)

			Annualized
					Since
	Six Months	1 Year	5 Year	10 Year	Inception(b)
Toews Tactical Income Fund	(1.66)%	(0.28)%	1.22%	2.13%	3.74%
ICE BofA Merrill Lynch High Yield Cash Pay Index	(0.04)%	5.87%	2.91%	3.78%	5.59%

(a)	Total Returns are caculated using the traded net asset value ("NAV") on October 31, 2023.

(b)	Commencement of operations is June 4, 2010.

The ICE BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund's adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund's total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.40% of average net assets, per the Fund's prospectus dated August 28, 2023. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2023
Percent of
Net Assets
U.S Government & Agencies	79.9%
Corporate Bonds	17.8%
Other Assets In Excess of Liabilites *	2.3%
100.0%

*	Includes unrealized appreciation on open futures contracts.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

Toews Hedged Oceana Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

Total Returns as of October 31, 2023(a)

			Annualized
					Since
	Six Months	1 Year	5 Year	10 Year	Inception(b)
Toews Hedged Oceana Fund	(3.05)%	5.45%	2.63%	0.05%	(0.10)%
MSCI EAFE Index	(7.88)%	14.40%	4.10%	3.05%	5.62%

(a)	Total Returns are caculated using the traded net asset value ("NAV") on October 31, 2023.

(b)	Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund's adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund's total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.42% of average net assets, per the Fund's prospectus dated August 28, 2023. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2023
Percent of
Net Assets
U.S. Government & Agencies	95.7%
Other Assets in Excess of Liabilities	4.3%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

Toews Hedged U.S. Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

Total Returns as of October 31, 2023(a)

			Annualized
					Since
	Six Months	1 Year	5 Year	10 Year	Inception(b)
Toews Hedged U.S. Fund	0.80%	3.52%	8.71%	5.00%	5.96%
S&P 500 Total Return Index	1.39%	10.14%	11.01%	11.18%	12.95%

(a)	Total Returns are caculated using the traded net asset value ("NAV") on October 31, 2023.

(b)	Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund's adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund's total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.33% of average net assets, per the Fund's prospectus dated August 28, 2023. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2023
Percent of
Net Assets
U.S. Government & Agencies	91.9%
Other Assets in Excess of Liabilities	8.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

Toews Hedged U.S. Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

Total Returns as of October 31, 2023(a)

			Annualized
					Since
	Six Months	1 Year	5 Year	10 Year	Inception(b)
Toews Hedged U.S. Opportunity Fund	(2.88)%	(9.98)%	3.86%	0.66%	2.63%
Morningstar U.S. Small Cap Total Return Index	(4.12)%	(2.66)%	4.39%	6.08%	9.42%

(a)	Total Returns are caculated using the traded net asset value ("NAV") on October 31, 2023.

(b)	Commencement of operations is June 4, 2010.

The Morningstar U.S. Small Cap Total Return Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund's adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund's total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.34% of average net assets, per the Fund's prospectus dated August 28, 2023. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

The Toews Hedged U.S. Opportunity Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, "Morningstar Entities"). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Toews Hedged U.S. Opportunity Fund or any member of the public regarding the advisability of investing in equities generally or in the Toews Hedged U.S. Opportunity Fund in particular or the ability of The MorningStar U.S. Small Cap Total Return Index to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR U.S. SMALL CAP TOTAL RETURN INDEX OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2023
Percent of
Net Assets
U.S. Government & Agencies	76.1%
Other Assets in Excess of Liabilities	23.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

Toews Unconstrained Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

Total Returns as of October 31, 2023(a)

			Annualized
					Since
	Six Months	1 Year	5 Year	10 Year	Inception(b)
Toews Hedged U.S. Opportunity Fund	(0.89)%	0.46%	1.09%	1.31%	1.45%
Bloomberg U.S. Aggregate Bond Index	(6.13)%	0.36%	(0.06)%	0.88%	1.06%

(a)	Total Returns are caculated using the traded net asset value ("NAV") on October 31, 2023.

(b)	Commencement of operations is August 28, 2013.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund's adviser has waived fees and/or reimbursed expenses over the periods shown above. The Fund's total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.49% of average net assets, per the Fund's prospectus dated August 28, 2023. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2023
Percent of
Net Assets
U.S. Government & Agencies	97.9%
Other Assets in Excess of Liabilities	2.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

Toews Tactical Defensive Alpha Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

Total Returns as of October 31, 2023(a)

			Annualized
				Since
	Six Months	1 Year	5 Year	Inception(b)
Toews Tactical Defensive Alpha Fund	(6.41)%	(8.26)%	4.04%	5.53%
S&P 500 Total Return Index	1.39%	10.14%	11.01%	12.38%

(a)	Total Returns are caculated using the traded net asset value ("NAV") on October 31, 2023.

(b)	Commencement of operations is January 7, 2016.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund's adviser has waived fees and/or reimbursed expenses over the period shown above. The Fund's total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 1.30% of average net assets of average net assets, per the Fund's prospectus dated August 28, 2023. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
October 31, 2023
Percent of
Net Assets
Common Stocks	99.4%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8%
	AEROSPACE & DEFENSE — 0.7%
750,000	Bombardier, Inc.(a)		7.8750	04/15/27	$722,631
800,000	Rolls-Royce, PLC(a)		5.7500	10/15/27	759,099
1,000,000	TransDigm, Inc.(a)		6.2500	03/15/26	977,705
750,000	TransDigm, Inc.(a)		6.7500	08/15/28	730,893
					3,190,328
	ASSET MANAGEMENT — 0.0%(b)
250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		6.2500	05/15/26	228,710

	AUTOMOTIVE — 0.9%
500,000	Ford Motor Company		3.2500	02/12/32	377,480
1,000,000	Ford Motor Credit Co LLC		3.3750	11/13/25	935,687
750,000	Ford Motor Credit Company, LLC		7.3500	11/04/27	759,740
2,000,000	Mercedes-Benz Finance North America, LLC		8.5000	01/18/31	2,316,791
					4,389,698
	BANKING — 1.0%
1,000,000	Bank of America Corporation		7.7500	05/14/38	1,074,254
1,000,000	Barclays, PLC(c)	H15T1Y + 3.500%	7.4370	11/02/33	1,000,201
1,000,000	Citigroup, Inc.		8.1250	07/15/39	1,135,148
750,000	HSBC Holdings, PLC(c)	SOFRRATE + 4.250%	8.1130	11/03/33	777,963
1,000,000	Lloyds Banking Group, PLC(c)	H15T1Y + 3.750%	7.9530	11/15/33	1,016,596
					5,004,162
	BEVERAGES — 0.7%
2,000,000	Anheuser-Busch InBev Worldwide, Inc.		8.2000	01/15/39	2,347,582
1,000,000	PepsiCo, Inc.		7.0000	03/01/29	1,067,908
					3,415,490
	BIOTECH & PHARMA — 0.4%
500,000	Bausch Health Companies, Inc.(a)		5.5000	11/01/25	431,640
1,250,000	Jazz Securities DAC(a)		4.3750	01/15/29	1,086,811
500,000	Organon Finance 1, LLC(a)		5.1250	04/30/31	391,681
					1,910,132
	CABLE & SATELLITE — 1.1%
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		5.1250	05/01/27	921,639
1,750,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)		4.7500	03/01/30	1,448,925

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	CABLE & SATELLITE — 1.1% (Continued)
1,250,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.(a)		5.8750	08/15/27	$1,096,683
1,000,000	DISH Network Corporation(a)		11.7500	11/15/27	991,382
1,000,000	Sirius XM Radio, Inc.(a)		4.0000	07/15/28	850,361
					5,308,990
	CHEMICALS — 0.2%
550,000	Tronox, Inc.(a)		4.6250	03/15/29	434,159
600,000	WR Grace Holdings, LLC(a)		5.6250	08/15/29	467,190
					901,349
	COMMERCIAL SUPPORT SERVICES — 0.1%
800,000	Allied Universal Holdco, LLC / Allied Universal Finance Corporation(a)		6.6250	07/15/26	750,078

	CONTAINERS & PACKAGING — 0.1%
700,000	Mauser Packaging Solutions Holding Company(a)		7.8750	08/15/26	658,388

	DIVERSIFIED INDUSTRIALS — 0.4%
2,000,000	General Electric Company		6.7500	03/15/32	2,125,005

	ELECTRIC UTILITIES — 0.8%
1,000,000	Appalachian Power Company		7.0000	04/01/38	1,031,823
600,000	Calpine Corporation(a)		5.1250	03/15/28	537,105
1,000,000	Dominion Energy, Inc.		7.0000	06/15/38	1,005,162
700,000	FirstEnergy Corporation		4.1500	07/15/27	648,535
190,000	PG&E Corporation		5.0000	07/01/28	171,669
750,000	Progress Energy, Inc.		7.7500	03/01/31	802,713
					4,197,007
	ELECTRICAL EQUIPMENT — 0.2%
1,000,000	WESCO Distribution, Inc.(a)		7.1250	06/15/25	1,003,941

	ENGINEERING & CONSTRUCTION — 0.1%
400,000	Fluor Corporation		4.2500	09/15/28	363,120

	ENTERTAINMENT CONTENT — 0.0%(b)
250,000	Univision Communications, Inc.(a)		7.3750	06/30/30	220,356

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	FOOD — 0.1%
750,000	Kraft Heinz Foods Company		6.8750	01/26/39	$761,487

	GAS & WATER UTILITIES — 0.1%
500,000	Atmos Energy Corporation		5.4500	10/15/32	484,414

	HEALTH CARE FACILITIES & SERVICES — 0.5%
400,000	CHS/Community Health Systems, Inc.(a)		8.0000	03/15/26	366,457
1,000,000	DaVita, Inc.(a)		4.6250	06/01/30	782,091
500,000	Providence Service Corporation (The)(a)		5.8750	11/15/25	473,030
1,000,000	Tenet Healthcare Corporation		6.1250	10/01/28	927,451
					2,549,029
	HOME & OFFICE PRODUCTS — 0.1%
750,000	Newell Brands, Inc.		5.2000	04/01/26	708,847

	INDUSTRIAL SUPPORT SERVICES — 0.2%
650,000	United Rentals North America, Inc.		3.8750	11/15/27	594,404
750,000	United Rentals North America, Inc.		5.2500	01/15/30	685,645
					1,280,049
	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
150,000	Coinbase Global, Inc.(a)		3.3750	10/01/28	110,275
3,000,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	2,941,124
500,000	Jefferies Financial Group, Inc.		6.4500	06/08/27	497,061
					3,548,460
	INSURANCE — 0.6%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer(a)		6.7500	10/15/27	274,239
550,000	Genworth Holdings, Inc.		6.5000	06/15/34	475,058
300,000	Jones Deslauriers Insurance Management, Inc.(a)		8.5000	03/15/30	295,033
1,700,000	MetLife, Inc.		10.7500	08/01/39	2,133,720
					3,178,050
	INTERNET MEDIA & SERVICES — 0.3%
500,000	Netflix, Inc.		5.8750	11/15/28	500,976
1,000,000	Uber Technologies, Inc.(a)		4.5000	08/15/29	883,840
					1,384,816

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	LEISURE FACILITIES & SERVICES — 1.5%
500,000	1011778 BC ULC / New Red Finance, Inc.(a)		3.8750	01/15/28	$446,829
1,000,000	Caesars Entertainment, Inc.(a)		6.2500	07/01/25	986,144
1,000,000	Caesars Entertainment, Inc.(a)		8.1250	07/01/27	991,590
500,000	Carnival Corporation(a)		6.0000	05/01/29	422,872
1,000,000	Carnival Holdings Bermuda Ltd.(a)		10.3750	05/01/28	1,066,310
800,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(a)		4.7500	06/01/27	757,260
700,000	Las Vegas Sands Corporation		3.9000	08/08/29	602,625
700,000	Live Nation Entertainment, Inc.(a)		6.5000	05/15/27	682,800
300,000	NCL Corporation Ltd.(a)		5.8750	03/15/26	269,517
196,000	Royal Caribbean Cruises Ltd.(a)		11.5000	06/01/25	207,295
700,000	Sands China Ltd.		5.1250	08/08/25	677,622
850,000	Wynn Macau Ltd.(a)		5.6250	08/26/28	713,944
					7,824,808
	MACHINERY — 0.1%
600,000	Hillenbrand, Inc.		3.7500	03/01/31	469,495

	MEDICAL EQUIPMENT & DEVICES — 0.5%
950,000	Boston Scientific Corporation		7.3750	01/15/40	1,015,845
750,000	Koninklijke Philips N.V.		6.8750	03/11/38	751,293
1,000,000	Mozart Debt Merger Sub, Inc.(a)		3.8750	04/01/29	846,415
					2,613,553
	METALS & MINING — 0.5%
500,000	Cleveland-Cliffs, Inc.(a)		6.7500	03/15/26	497,703
500,000	FMG Resources August 2006 Pty Ltd.(a)		4.3750	04/01/31	403,717
750,000	Novelis Corporation(a)		4.7500	01/30/30	637,119
1,000,000	Vale Overseas Ltd.		8.2500	01/17/34	1,092,855
					2,631,394
	OIL & GAS PRODUCERS — 1.7%
500,000	Apache Corporation		5.1000	09/01/40	389,285
400,000	Cheniere Energy, Inc.		4.6250	10/15/28	365,816
900,000	Chesapeake Energy Corporation(a)		6.7500	04/15/29	881,461
500,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		5.5000	06/15/31	435,662
500,000	New Fortress Energy, Inc.(a)		6.5000	09/30/26	448,600
1,250,000	NGL Energy Operating, LLC / NGL Energy Finance Corporation(a)		7.5000	02/01/26	1,220,523

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	OIL & GAS PRODUCERS — 1.7% (Continued)
750,000	Occidental Petroleum Corporation		6.1250	01/01/31	$734,201
1,000,000	Occidental Petroleum Corporation		6.4500	09/15/36	972,190
650,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	600,896
600,000	Southwestern Energy Company		4.7500	02/01/32	516,602
1,000,000	Tosco Corporation		8.1250	02/15/30	1,106,265
1,250,000	Venture Global LNG, Inc.(a)		8.3750	06/01/31	1,186,944
					8,858,445
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
950,000	Transocean, Inc.(a)		8.7500	02/15/30	948,005
500,000	Weatherford International Ltd.(a)		8.6250	04/30/30	505,704
					1,453,709
	PUBLISHING & BROADCASTING — 0.1%
700,000	News Corporation(a)		3.8750	05/15/29	599,932

	REAL ESTATE INVESTMENT TRUSTS — 0.4%
500,000	Iron Mountain, Inc.(a)		5.2500	07/15/30	433,468
400,000	MPT Operating Partnership, L.P. / MPT Finance Corporation		3.5000	03/15/31	243,020
750,000	Simon Property Group, L.P.		6.7500	02/01/40	740,418
500,000	Uniti Group, L.P. / Uniti Group Finance, Inc. / CSL Capital, LLC(a)		10.5000	02/15/28	482,077
					1,898,983
	RETAIL - DISCRETIONARY — 0.3%
650,000	Macy's Retail Holdings, LLC(a)		5.8750	03/15/30	550,672
300,000	Nordstrom, Inc.		6.9500	03/15/28	282,671
1,000,000	Staples, Inc.(a)		7.5000	04/15/26	818,174
					1,651,517
	SOFTWARE — 0.5%
3,000,000	Microsoft Corporation		2.9210	03/17/52	1,868,035
500,000	Minerva Merger Sub, Inc.(a)		6.5000	02/15/30	408,470
750,000	Picard Midco, Inc.(a)		6.5000	03/31/29	659,011
					2,935,516
	SPECIALTY FINANCE — 0.5%
550,000	Ally Financial, Inc.		5.7500	11/20/25	525,397
350,000	Global Aircraft Leasing Company Ltd.(a)		6.5000	09/15/24	315,450
500,000	Nationstar Mortgage Holdings, Inc.(a)		5.5000	08/15/28	442,428

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 17.8% (Continued)
	SPECIALTY FINANCE — 0.5% (Continued)
300,000	Navient Corporation		5.5000	03/15/29	$242,756
600,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.(a)		3.8750	03/01/31	464,658
800,000	Starwood Property Trust, Inc.(a)		4.3750	01/15/27	687,163
					2,677,852
	STEEL — 0.1%
400,000	Cleveland-Cliffs, Inc.(a)		6.7500	04/15/30	371,378

	TECHNOLOGY HARDWARE — 0.5%
750,000	CommScope, Inc.(a)		6.0000	03/01/26	630,574
750,000	Dell International, LLC / EMC Corporation		8.1000	07/15/36	815,812
500,000	Seagate HDD Cayman(a)		9.6250	12/01/32	533,612
500,000	Xerox Holdings Corporation(a)		5.5000	08/15/28	387,160
					2,367,158
	TECHNOLOGY SERVICES — 0.2%
500,000	Block, Inc.		3.5000	06/01/31	386,495
500,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	441,765
					828,260
	TELECOMMUNICATIONS — 0.9%
2,000,000	Deutsche Telekom International Finance BV		9.2500	06/01/32	2,385,118
1,250,000	Intelsat Jackson Holdings S.A.(a)		6.5000	03/15/30	1,102,533
1,000,000	Sprint Capital Corporation		8.7500	03/15/32	1,128,392
					4,616,043
	TRANSPORTATION & LOGISTICS — 0.4%
833,333	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	811,281
750,000	Canadian Pacific Railway Company		7.1250	10/15/31	794,827
400,000	Delta Air Lines, Inc.		3.7500	10/28/29	339,125
300,000	Hawaiian Brand Intellectual Property Ltd. /(a)		5.7500	01/20/26	222,155
					2,167,388

	TOTAL CORPORATE BONDS (Cost $96,842,663)				91,527,337

See accompanying notes to financial statements.

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 79.9%
	U.S. TREASURY BILLS — 79.9%
410,000,000	United States Treasury Bill(d)	5.3100	11/07/23	$409,640,398

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $409,644,599)			409,640,398

	TOTAL INVESTMENTS - 97.7% (Cost $506,487,262)			$501,167,735
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%			12,014,326
	NET ASSETS - 100.0%			$513,182,061

OPEN FUTURES CONTRACTS

Number of Contracts	Open Short Futures Contracts	Counterparty	Expiration	Notional Amount(e)	Value and Unrealized Appreciation
300	Cboe iBoxx iShares $ High Yield Corporate Bond	EDF	12/01/2023	$42,369,000	$544,180
300	Cboe iBoxx iShares $ Investment Grade Corporate	EDF	12/01/2023	35,676,000	1,873,090
	TOTAL FUTURES CONTRACTS				$2,417,270

EDF - ED&F Man Capital Markets, Inc.

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

LTD - Limited Company

NV - Naamioze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S/A - Société Anonyme

H15T1Y - US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE - United States SOFR Secured Overnight Financing Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023 the total market value of 144A securities is 42,584,007 or 8.3% of net assets.

(b)	Percentage rounds to less than 0.1%.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2023.

(d)	Zero coupon bond. Rate shown is discount rate at time of purchase.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 95.7%
	U.S. TREASURY BILLS — 95.7%
41,000,000	United States Treasury Bill(a)	5.3100	11/07/23	$40,964,040

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $40,964,460)			40,964,040

	TOTAL INVESTMENTS - 95.7% (Cost $40,964,460)			$40,964,040
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.3%			1,853,074
	NET ASSETS - 100.0%			$42,817,114

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

See accompanying notes to financial statements.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 91.9%
	U.S. TREASURY BILLS — 91.9%
67,000,000	United States Treasury Bill(a)	5.3100	11/07/23	$66,941,235

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $66,941,922)			66,941,235

	TOTAL INVESTMENTS - 91.9% (Cost $66,941,922)			$66,941,235
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.1%			5,882,639
	NET ASSETS - 100.0%			$72,823,874

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

See accompanying notes to financial statements.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 76.1%
	U.S. TREASURY BILLS — 76.1%
44,000,000	United States Treasury Bill(a)	5.3100	11/07/23	$43,961,408

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $43,961,859)			43,961,408

	TOTAL INVESTMENTS - 76.1% (Cost $43,961,859)			$43,961,408
	OTHER ASSETS IN EXCESS OF LIABILITIES- 23.9%			13,775,779
	NET ASSETS - 100.0%			$57,737,187

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

See accompanying notes to financial statements.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 97.9%
	U.S. TREASURY BILLS — 97.9%
47,000,000	United States Treasury Bill(a)	5.3100	11/07/23	$46,958,777

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $46,959,259)			46,958,777

	TOTAL INVESTMENTS - 97.9% (Cost $46,959,259)			$46,958,777
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.1%			1,004,823
	NET ASSETS - 100.0%			$47,963,600

(a)	Zero coupon bond. Rate shown is discount rate at time of purchase.

See accompanying notes to financial statements.

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 3.1%
3,100	General Dynamics Corporation	$748,061
3,300	Huntington Ingalls Industries, Inc.	725,406
1,600	Lockheed Martin Corporation	727,424
		2,200,891
	BEVERAGES - 3.0%
12,900	Coca-Cola Company (The)	728,721
24,300	Keurig Dr Pepper, Inc.	737,019
4,500	PepsiCo, Inc.	734,760
		2,200,500
	BIOTECH & PHARMA - 7.6%
5,000	AbbVie, Inc.	705,900
2,600	Amgen, Inc.	664,820
2,700	Biogen, Inc.(a)	641,358
12,900	Bristol-Myers Squibb Company	664,737
13,100	Incyte Corporation(a)	706,483
4,700	Johnson & Johnson	697,198
7,000	Merck & Company, Inc.	718,900
22,700	Pfizer, Inc.	693,712
		5,493,108
	CHEMICALS - 1.0%
1,900	New Linde PLC	726,104

	COMMERCIAL SUPPORT SERVICES - 3.0%
1,400	Cintas Corporation	709,968
5,000	Republic Services, Inc.	742,450
4,600	Waste Management, Inc.	755,918
		2,208,336
	DIVERSIFIED INDUSTRIALS - 1.0%
4,000	Honeywell International, Inc.	733,040

	ELECTRIC UTILITIES - 18.1%
14,600	Alliant Energy Corporation	712,334
9,500	Ameren Corporation	719,245
9,600	American Electric Power Company, Inc.	725,184

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	ELECTRIC UTILITIES - 18.1% (Continued)
26,400	CenterPoint Energy, Inc.	$709,632
13,300	CMS Energy Corporation	722,722
8,200	Consolidated Edison, Inc.	719,878
7,600	DTE Energy Company	732,488
8,200	Duke Energy Corporation	728,898
18,800	Exelon Corporation	732,072
20,300	FirstEnergy Corporation	722,680
44,900	PG&E Corporation(a)	731,870
9,800	Pinnacle West Capital Corporation	726,964
29,800	PPL Corporation	732,186
12,000	Public Service Enterprise Group, Inc.	739,800
10,300	Sempra Energy	721,309
10,900	Southern Company (The)	733,570
9,000	WEC Energy Group, Inc.	732,510
12,200	Xcel Energy, Inc.	723,094
		13,066,436
	ELECTRICAL EQUIPMENT - 3.0%
5,000	AMETEK, Inc.	703,850
8,800	Amphenol Corporation, Class A	708,840
9,400	Otis Worldwide Corporation	725,774
		2,138,464
	ENTERTAINMENT CONTENT - 1.0%
5,700	Electronic Arts, Inc.	705,603

	FOOD - 8.9%
17,700	Campbell Soup Company	715,257
26,200	Conagra Brands, Inc.	716,832
11,000	General Mills, Inc.	717,640
3,800	Hershey Company (The)	711,930
20,600	Hormel Foods Corporation	670,530
6,300	JM Smucker Company (The)	717,192
13,200	Kellanova	666,204
22,600	Kraft Heinz Company (The)	710,996

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	FOOD - 8.9% (Continued)
11,000	Mondelez International, Inc., Class A	$728,310
		6,354,891
	GAMING REIT - 1.0%
26,000	VICI Properties, Inc.	725,400

	GAS & WATER UTILITIES - 2.0%
6,600	Atmos Energy Corporation	710,556
28,900	NiSource, Inc.	727,124
		1,437,680
	HEALTH CARE FACILITIES & SERVICES - 4.0%
7,900	Cardinal Health, Inc.	718,900
3,800	Cencora, Inc.	703,570
1,600	McKesson Corporation	728,576
5,700	Quest Diagnostics, Inc.	741,570
		2,892,616
	HOUSEHOLD PRODUCTS - 4.0%
7,800	Church & Dwight Company, Inc.	709,332
9,900	Colgate-Palmolive Company	743,688
5,900	Kimberly-Clark Corporation	705,876
4,900	Procter & Gamble Company (The)	735,147
		2,894,043
	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
4,500	Cboe Global Markets, Inc.	737,505
3,400	CME Group, Inc.	725,764
6,800	Intercontinental Exchange, Inc.	730,592
		2,193,861
	INSURANCE - 9.2%
9,300	Aflac, Inc.	726,423
2,300	Aon PLC	711,620
3,100	Arthur J Gallagher & Company	730,019
2,100	Berkshire Hathaway, Inc., Class B(a)	716,793
3,400	Chubb Ltd.	729,708
6,400	Globe Life, Inc.	744,704
11,500	Loews Corporation	736,115

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSURANCE - 9.2% (Continued)
3,900	Marsh & McLennan Companies, Inc.	$739,635
4,500	Travelers Companies, Inc. (The)	753,480
		6,588,497
	LEISURE FACILITIES & SERVICES - 3.1%
5,100	Darden Restaurants, Inc.	742,203
2,800	McDonald's Corporation	734,076
6,000	Yum! Brands, Inc.	725,160
		2,201,439
	MEDICAL EQUIPMENT & DEVICES - 4.0%
7,500	Abbott Laboratories	709,125
2,800	Becton Dickinson and Company	707,784
14,600	Boston Scientific Corporation(a)	747,374
6,900	Zimmer Biomet Holdings, Inc.	720,429
		2,884,712
	OIL & GAS PRODUCERS - 2.0%
43,300	Kinder Morgan, Inc.	701,460
20,900	Williams Companies, Inc. (The)	718,960
		1,420,420
	RETAIL - CONSUMER STAPLES - 1.0%
4,600	Walmart, Inc.	751,686

	RETAIL - DISCRETIONARY - 2.7%
200	AutoZone, Inc.(a)	495,426
800	O'Reilly Automotive, Inc.(a)	744,352
8,200	TJX Companies, Inc. (The)	722,174
		1,961,952
	RETAIL REIT - 1.0%
14,900	Realty Income Corporation	705,962

	SOFTWARE - 1.0%
1,500	Roper Technologies, Inc.	732,855

	TECHNOLOGY HARDWARE - 3.0%
13,900	Cisco Systems, Inc.	724,607

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TECHNOLOGY HARDWARE - 3.0% (Continued)
7,000	Garmin Ltd.	$717,710
2,500	Motorola Solutions, Inc.	696,150
		2,138,467
	TECHNOLOGY SERVICES - 3.9%
3,000	Automatic Data Processing, Inc.	654,660
5,300	International Business Machines Corporation	766,592
1,800	Mastercard, Inc., Class A	677,430
3,100	Visa, Inc., Class A	728,810
		2,827,492
	TELECOMMUNICATIONS - 1.0%
5,300	T-Mobile US, Inc.(a)	762,458

	TOBACCO & CANNABIS - 1.9%
17,100	Altria Group, Inc.	686,907
7,800	Philip Morris International, Inc.	695,448
		1,382,355
	WHOLESALE - CONSUMER STAPLES - 1.0%
11,000	Sysco Corporation	731,390

	WHOLESALE - DISCRETIONARY - 0.9%
14,700	LKQ Corporation	645,624

	TOTAL COMMON STOCKS (Cost $73,835,399)	71,706,282

	TOTAL INVESTMENTS - 99.4% (Cost $73,835,399)	$71,706,282
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	446,185
	NET ASSETS - 100.0%	$72,152,467

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Toews Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2023

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$506,487,262	$40,964,460	$66,941,922
Investments, at fair value	$501,167,735	$40,964,040	$66,941,235
Cash and cash equivalents	7,401,171	1,719,410	7,030,184
Cash deposit with broker - futures margin balance	1,686,557	187,721	71,680
Unrealized appreciation from futures contracts	2,417,270	—	—
Dividends and interest receivable	1,603,907	8,343	26,544
Receivable for Fund shares sold	63,330	428	44,650
Prepaid expenses and other assets	19,642	18,383	22,785
Total Assets	514,359,612	42,898,325	74,137,078

LIABILITIES:
Accrued advisory fees	441,837	27,787	60,666
Payable for Fund shares redeemed	621,296	34,919	1,225,779
Payable to related parties	45,903	2,003	13,348
Audit and tax fees	13,113	12,464	12,434
Accrued expenses and other liabilities	55,402	4,038	977
Total Liabilities	1,177,551	81,211	1,313,204

Net Assets	$513,182,061	$42,817,114	$72,823,874

NET ASSETS CONSIST OF:
Paid in capital	$593,412,196	$49,310,508	$84,678,362
Accumulated losses	(80,230,135)	(6,493,394)	(11,854,488)
Net Assets	$513,182,061	$42,817,114	$72,823,874
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	53,306,345	4,811,393	5,763,372
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$9.63	$8.90	$12.64

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Unaudited) (Continued)
October 31, 2023

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$43,961,859	$46,959,259	$73,835,399
Investments, at fair value	$43,961,408	$46,958,777	$71,706,282
Cash and cash equivalents	14,096,793	1,007,192	350,505
Cash deposit with broker - futures margin balance	48,003	—	57,761
Receivable for Fund shares sold	23,271	80,175	11,186
Dividends and interest receivable	34,992	2,230	103,700
Prepaid expenses and other assets	18,420	18,727	22,165
Total Assets	58,182,887	48,067,101	72,251,599

LIABILITIES:
Payable for Fund shares redeemed	386,688	44,908	10,326
Accrued advisory fees	41,301	32,912	57,087
Audit and tax fees	11,976	13,113	12,210
Payable to related parties	3,851	10,807	8,178
Accrued expenses and other liabilities	1,884	1,761	11,331
Total Liabilities	445,700	103,501	99,132

Net Assets	$57,737,187	$47,963,600	$72,152,467

NET ASSETS CONSIST OF:
Paid in capital	$84,285,039	$56,690,866	$100,110,175
Accumulated losses	(26,547,852)	(8,727,266)	(27,957,708)
Net Assets	$57,737,187	$47,963,600	$72,152,467
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,346,970	5,299,863	8,106,204
Net Asset Value (Net Assets / Shares Outstanding), offering price and redemption price per share	$9.10	$9.05	$8.90

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unadited)
For the Six Months Ended October 31, 2023

	Toews Tactical	Toews Hedged	Toews Hedged
	Income	Oceana	U.S.
	Fund	Fund	Fund
Investment Income:
Interest income	$6,996,790	$423,934	$2,251,151
Dividend income	9,445,254	424,471	—
Securities lending income, net	266,720	—	—
Total Investment Income	16,708,764	848,405	2,251,151

Operating Expenses:
Investment advisory fees	2,790,871	237,022	500,139
Third party administrative servicing fees	279,087	23,702	50,014
Administration fees	163,465	20,888	35,248
Fund accounting fees	53,905	4,583	9,734
Registration fees	29,149	16,574	14,919
Transfer agent fees	21,949	4,429	6,046
Printing expenses	17,185	2,970	14,665
Legal fees	12,145	5,039	5,039
Audit and tax fees	10,165	9,506	9,515
Trustees’ fees	7,972	7,972	7,972
Compliance officer fees	6,101	3,973	10,982
Insurance expenses	4,486	1,604	1,970
Interest expenses	76	17	2,649
Miscellaneous expenses	2,532	2,520	2,520
Total Operating Expenses	3,399,088	340,799	671,412

Less: Expenses waived by Adviser	—	(44,701)	(43,911)
Net Operating Expenses	3,399,088	296,098	627,501

Net Investment Income	13,309,676	552,307	1,623,650

Realized and Unrealized Gain (Loss) on Investments, Options Purchased, Options Written, and Futures Contracts
Net realized gain (loss) on:
Investments	(17,664,552)	2,756,137	(1,297,427)
Options Purchased	—	(598,672)	(746,077)
Futures contracts	(1,793,422)	—	5,395,939
Net change in unrealized appreciation (depreciation) on:
Investments	(5,654,005)	(4,289,208)	95,226
Options Purchased	—	47,400	80,400
Futures contracts	2,417,270	—	(4,764,368)
Net Realized and Unrealized Loss on Investments Options Purchased, Options Written and Futures Contracts	(22,694,709)	(2,084,343)	(1,236,307)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(9,385,033)	$(1,532,036)	$387,343

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended October 31, 2023

	Toews Hedged	Toews	Toews Tactical
	U.S. Opportunity	Unconstrained Income	Defensive Alpha
	Fund	Fund	Fund
Investment Income:
Interest income	$1,419,889	$844,416	$937,675
Dividend income (including foreign dividend tax withholding $0, $0, $206)	—	520,210	582,714
Securities lending income, net	—	20,852	—
Total Investment Income	1,419,889	1,385,478	1,520,389

Operating Expenses:
Investment advisory fees	321,005	259,820	469,139
Third party administrative servicing fees	32,100	25,982	46,914
Administration fees	25,464	22,124	33,466
Registration fees	18,500	13,747	12,867
Audit and tax fees	9,536	10,165	9,284
Trustees’ fees	7,972	7,972	7,972
Fund accounting fees	6,220	5,021	9,037
Transfer agent fees	5,317	4,405	10,438
Printing expenses	5,039	8,009	2,520
Legal fees	5,039	5,039	5,039
Compliance officer fees	4,855	4,819	4,705
Interest expenses	1,765	—	1,285
Insurance expenses	1,755	1,645	1,937
Miscellaneous expenses	2,519	2,520	2,522
Total Operating Expenses	447,086	371,268	617,125

Less: Expenses waived by Adviser	(44,216)	(46,720)	(30,681)
Net Operating Expenses	402,870	324,548	586,444

Net Investment Income	1,017,019	1,060,930	933,945

Realized and Unrealized Gain (Loss) on Investments Options Purchased, Options Written and Futures Contracts:
Net realized gain (loss) on:
Investments	(981,423)	(1,429,528)	13,582
Options Purchased	(557,046)	—	(1,073,489)
Futures contracts	(54,618)	—	2,585,685
Net change in unrealized appreciation (depreciation) on:
Investments	73,890	(91,131)	(5,019,728)
Options Purchased	33,280	—	81,733
Futures contracts	(1,451,804)	—	(2,510,408)
Net Realized and Unrealized Loss on Investments Options Purchased, Options Written and Futures Contracts	(2,937,721)	(1,520,659)	(5,922,625)

Net Decrease in Net Assets Resulting From Operations	$(1,920,702)	$(459,729)	$(4,988,680)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Tactical Income		Toews Hedged Oceana
	Fund		Fund
	Six Months Ended		Six Months Ended
	October 31, 2023	Year Ended	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023	(Unaudited)	April 30, 2023
Operations:
Net investment income	$13,309,676	$18,844,120	$552,307	$521,598
Net realized gain (loss) on investments, options purchased, options written and futures contracts	(19,457,974)	(36,105,630)	2,157,465	(3,278,117)
Distributions of capital gains from underlying investment companies	—	637,179	—	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	(3,236,735)	334,478	(4,241,808)	4,241,388
Net increase (decrease) in net assets resulting from operations	(9,385,033)	(16,289,853)	(1,532,036)	1,484,869

Dividends and Distributions to Shareholders:
Distributions paid	(13,069,743)	(18,741,659)	—	—
Total Dividends and Distributions to Shareholders	(13,069,743)	(18,741,659)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	49,788,953	183,007,549	7,542,990	12,957,678
Reinvestment of dividends and distributions	12,561,735	18,101,461	—	—
Cost of shares redeemed	(116,675,551)	(237,385,185)	(11,749,832)	(31,125,185)
Net decrease in net assets from share transactions of beneficial interest	(54,324,863)	(36,276,175)	(4,206,842)	(18,167,507)

Total Decrease in Net Assets	(76,779,639)	(71,307,687)	(5,738,878)	(16,682,638)

Net Assets:
Beginning of period	589,961,700	661,269,387	48,555,992	65,238,630
End of period	$513,182,061	$589,961,700	$42,817,114	$48,555,992

Share Activity:
Shares Sold	5,055,066	17,768,390	826,879	1,486,110
Shares Reinvested	1,284,109	1,776,858	—	—
Shares Redeemed	(11,875,462)	(23,008,499)	(1,307,238)	(3,495,436)
Net decrease in shares of beneficial interest outstanding	(5,536,287)	(3,463,251)	(480,359)	(2,009,326)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged U.S.		Toews Hedged U.S. Opportunity
	Fund		Fund
	Six Months Ended		Six Months Ended
	October 31, 2023	Year Ended	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023	(Unaudited)	April 30, 2023
Operations:
Net investment income	$1,623,650	$1,045,908	$1,017,019	$839,340
Net realized gain (loss) on investments, options purchased, options written and futures contracts	3,352,435	(7,131,352)	(1,593,087)	(10,097,395)
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	(4,588,742)	4,588,055	(1,344,634)	1,344,183
Net increase (decrease) in net assets resulting from operations	387,343	(1,497,389)	(1,920,702)	(7,913,872)

Distributions to Shareholders:
Distributions paid	—	—	—	(14,200)
Total Dividends and Distributions to Shareholders	—	—	—	(14,200)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	49,194,871	47,404,942	14,441,867	19,035,950
Reinvestment of dividends and distributions	—	—	—	14,025
Cost of shares redeemed	(60,119,550)	(87,333,956)	(17,274,759)	(46,486,587)
Net decrease in net assets from share transactions of beneficial interest	(10,924,679)	(39,929,014)	(2,832,892)	(27,436,612)

Total Decrease in Net Assets	(10,537,336)	(41,426,403)	(4,753,594)	(35,364,684)

Net Assets:
Beginning of period	83,361,210	124,787,613	62,490,781	97,855,465
End of period	$72,823,874	$83,361,210	$57,737,187	$62,490,781

Share Activity:
Shares Sold	3,769,659	3,830,733	1,515,461	1,898,885
Shares Reinvested	—	—	—	1,436
Shares Redeemed	(4,652,213)	(7,118,545)	(1,836,692)	(4,654,146)
Net decrease in shares of beneficial interest outstanding	(882,554)	(3,287,812)	(321,231)	(2,753,825)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Unconstrained		Toews Tactical Defensive
	Income Fund		Alpha Fund
	Six Months Ended		Six Months Ended
	October 31, 2023	Year Ended	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023	(Unaudited)	April 30, 2023
Operations:
Net investment income	$1,060,930	$1,333,789	$933,945	$1,485,764
Net realized gain (loss) on investments, options prucahsed, options written and futures contracts	(1,429,528)	(1,953,302)	1,525,778	(22,585,287)
Distributions of capital gains from underlying investment companies	—	35,399	—	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and futures contracts	(91,131)	90,649	(7,448,403)	8,184,026
Net decrease in net assets resulting from operations	(459,729)	(493,465)	(4,988,680)	(12,915,497)

Dividends and Distributions to Shareholders:
From return of capital	—	(108,585)	—	—
Distributions paid	(1,040,091)	(1,215,827)	—	(1,152,050)
Total Dividends and Distributions to Shareholders	(1,040,091)	(1,324,412)	—	(1,152,050)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	6,190,011	12,895,269	3,520,544	27,155,445
Reinvestment of dividends and distributions	1,026,017	1,300,365	—	1,136,372
Cost of shares redeemed	(12,196,151)	(22,528,758)	(34,697,699)	(31,856,725)
Net decrease in net assets from share transactions of beneficial interest	(4,980,123)	(8,333,124)	(31,177,155)	(3,564,908)

Total Decrease in Net Assets	(6,479,943)	(10,151,001)	(36,165,835)	(17,632,455)

Net Assets:
Beginning of period	54,443,543	64,594,544	108,318,302	125,950,757
End of period	$47,963,600	$54,443,543	$72,152,467	$108,318,302

Share Activity:
Shares Sold	674,661	1,365,856	369,378	2,755,136
Shares Reinvested	112,430	138,526	—	118,619
Shares Redeemed	(1,331,061)	(2,386,288)	(3,647,793)	(3,261,485)
Net decrease in shares of beneficial interest outstanding	(543,970)	(881,906)	(3,278,415)	(387,730)

See accompanying notes to financial statements.

Toews Tactical Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the		For the Year		For the Year	For the Year	For the Year	For the Year
	Six Months Ended		Ended		Ended	Ended	Ended	Ended
	October 31, 2023		April 30, 2023		April 30, 2022	April 30, 2021	April, 30, 2020	April, 30, 2019
	(Unaudited)
Net asset value, beginning of period	$10.03		$10.61		$11.10	$10.47	$10.96	$10.68
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.24		0.31		0.19	0.29	0.33	0.30
Net realized and unrealized gain (loss) on investments	(0.41)		(0.58)		(0.45)	0.63	(0.48)	0.28
Total from investment operations	(0.17)		(0.27)		(0.26)	0.92	(0.15)	0.58
LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.31)		(0.23)	(0.29)	(0.34)	(0.30)
From net realized gains on investments	—		—		—	—	—	(0.00	) (f)
Total distributions	(0.23)		(0.31)		(0.23)	(0.29)	(0.34)	(0.30)
Net asset value, end of period	$9.63		$10.03		$10.61	$11.10	$10.47	$10.96
Total return (b)	(1.66	)% (i)	(2.51	)% (c)	(2.41)%	8.90%	(1.41)%	5.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$513,182		$589,962		$661,269	$686,463	$611,707	$529,375
Ratios to average net assets
Expenses, net of reimbursement (d)	1.22	% (g,h)	1.21	% (g)	1.21%	1.18%	1.19%	1.20%
Expenses, before reimbursement (d)	1.22	% (g,h)	1.21	% (g)	1.21%	1.18%	1.19%	1.20%
Net investment income, net of reimbursement (d,e)	4.77	% (h)	3.06%		1.74%	2.65%	3.03%	2.86%
Portfolio turnover rate	329	% (i)	1026%		790%	797%	1323%	623%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Per share amount represents less than $0.01 per share.

(g)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (d)	1.22	% (h)	1.21%
Expenses, before reimbursement (d)	1.22	% (h)	1.21%

(h)	Annualized for periods of less than one year.

(i)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged Oceana Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the		For the Year		For the Year		For the Year		For the Year	For the Year
	Six Months Ended		Ended		Ended		Ended		Ended	Ended
	October 31, 2023		April 30, 2023		April 30, 2022		April 30, 2021		April, 30, 2020	April, 30, 2019
	(Unaudited)
Net asset value, beginning of period	$9.18		$8.94		$10.26		$8.67		$9.00	$9.25
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.11		0.08		(0.04)		0.01		0.09	0.09
Net realized and unrealized gain (loss) on investments	(0.39)		0.16		(1.02)		1.61		(0.31)	(0.25)
Total from investment operations	(0.28)		0.24		(1.06)		1.62		(0.22)	(0.16)
LESS DISTRIBUTIONS:
From net investment income	—		—		—		(0.03)		(0.11)	(0.09)
From net realized gains on investments	—		—		(0.26)		—		—	—
Total distributions	—		—		(0.26)		(0.03)		(0.11)	(0.09)
Net asset value, end of period	$8.90		$9.18		$8.94		$10.26		$8.67	$9.00
Total return (b)	(3.05	)% (g)	2.68%		(10.43)%		18.66%		(2.51)%	1.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$42,817		$48,556		$65,239		$56,889		$28,688	$32,238
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e,f)	1.25	% (e)	1.26	% (e)	1.26	% (e)	1.25%	1.25%
Expenses, before reimbursement (c)	1.44	% (e,f)	1.40	% (e)	1.36	% (e)	1.36	% (e)	1.46%	1.41%
Net investment Income (loss), net of reimbursement (c,d)	2.33	% (f)	0.88%		(0.40)%		0.06%		1.00%	1.00%
Portfolio turnover rate	11	% (g)	259%		433%		421%		514%	570%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25	% (f)	1.25%	1.25%	1.25
Expenses, before reimbursement (c)	1.44	% (f)	1.40%	1.35%	1.35

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged U.S. Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the		For the Year		For the Year	For the Year	For the Year	For the Year
	Six Months Ended		Ended		Ended	Ended	Ended	Ended
	October 31, 2023		April 30, 2023		April 30, 2022	April 30, 2021	April, 30, 2020	April, 30, 2019
	(Unaudited)
Net asset value, beginning of period	$12.54		$12.56		$15.00	$12.87	$11.96	$10.38
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.21		0.12		(0.05)	0.02	0.07	0.11
Net realized and unrealized gain (loss) on investments	(0.11)		(0.14)		(0.59)	3.41	0.99	1.50
Total from investment operations	0.10		(0.02)		(0.64)	3.43	1.06	1.61
LESS DISTRIBUTIONS:
From net investment income	—		—		—	(0.13)	(0.15)	(0.03)
From net realized gains on investments	—		—		(1.75)	(1.17)	—	—
From return of capital	—		—		(0.05)	—	—	—
Total distributions	—		—		(1.80)	(1.30)	(0.15)	(0.03)
Net asset value, end of period	$12.64		$12.54		$12.56	$15.00	$12.87	$11.96
Total return (b)	0.80	% (g)	(0.16)%		(5.10)%	26.96%	8.90%	15.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$72,824		$83,361		$124,788	$149,040	$96,709	$28,078
Ratios to average net assets
Expenses, net of reimbursement (c)	1.26	% (e,f)	1.25	% (e)	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.35	% (e,f)	1.33	% (e)	1.26%	1.32%	1.42%	1.47%
Net investment income (loss), net of reimbursement (c,d)	3.25	% (f)	1.02%		(0.35)%	0.12%	0.59%	0.98%
Portfolio turnover rate	0	% (g)	0%		443%	438%	446%	548%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25	% (f)	1.25%
Expenses, before reimbursement (c)	1.34	% (f)	1.33%

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Hedged U.S. Opportunity Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the		For the Year		For the Year		For the Year	For the Year	For the Year
	Six Months Ended		Ended		Ended		Ended	Ended	Ended
	October 31, 2023		April 30, 2023		April 30, 2022		April 30, 2021	April, 30, 2020	April 30, 2019
	(Unaudited)
Net asset value, beginning of period	$9.37		$10.39		$14.56		$10.18	$10.03	$9.37
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.15		0.10		(0.05)		0.01	0.10	0.09
Net realized and unrealized gain (loss) on investments	(0.42)		(1.12)		(2.17)		4.44	0.18	0.59
Total from investment operations	(0.27)		(1.02)		(2.22)		4.45	0.28	0.68
LESS DISTRIBUTIONS:
From net investment income	—		(0.00)		(0.00	) (b)	(0.07)	(0.13)	(0.02)
From net realized gains on investments	—		—		(1.95)		—	—	—
Total distributions	—		(0.00)		(1.95)		(0.07)	(0.13)	(0.02)
Net asset value, end of period	$9.10		$9.37		$10.39		$14.56	$10.18	$10.03
Total return (c)	(2.88	)% (h)	(9.80)%		(16.08)%		43.82%	2.78%	7.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$57,737		$62,491		$97,855		$97,972	$41,095	$43,971
Ratios to average net assets
Expenses, net of reimbursement (d)	1.26	% (f,g)	1.25	% (f)	1.26	% (f)	1.25%	1.25%	1.25%
Expenses, before reimbursement (d)	1.40	% (f,g)	1.34	% (f)	1.31	% (f)	1.28%	1.40%	1.39%
Net investment income (loss), net of reimbursement (d,e)	3.17	% (g)	0.98%		(0.39)%		0.05%	1.00%	0.99%
Portfolio turnover rate	0	% (h)	0%		433%		429%	515%	565%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Represents less than $0.01 per share.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed or recaptured a portion of the expenses, total returns would have been lower or higher, respectively.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (d)	1.25	% (g)	1.25%	1.25%
Expenses, before reimbursement (d)	1.39	% (g)	1.34%	1.30%

(g)	Annualized for periods of less than one year.

(h)	Not annualized.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the		For the Year	For the Year	For the Year		For the Year	For the Year
	Six Months Ended		Ended	Ended	Ended		Ended	Ended
	October 31, 2023		April 30, 2023	April 30, 2022	April 30, 2021		April, 30, 2020	April, 30, 2019
	(Unaudited)
Net asset value, beginning of period	$9.32		$9.60	$10.04	$9.69		$9.93	$9.70
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.19		0.21	0.15	0.16		0.20	0.19
Net realized and unrealized gain (loss) on investments	(0.27)		(0.28)	(0.42)	0.35		(0.23)	0.24
Total from investment operations	(0.08)		(0.07)	(0.27)	0.51		(0.03)	0.43
LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.19)	(0.17)	(0.16)		(0.21)	(0.20)
From net realized gains on investments	—		—	—	(0.00	) (e)	—	—
From return of capital	—		(0.02)	—	—		—	—
Total distributions	(0.19)		(0.21)	(0.17)	(0.16)		(0.21)	(0.20)
Net asset value, end of period	$9.05		$9.32	$9.60	$10.04		$9.69	$9.93
Total return (b)	(0.89	)% (g)	(0.68)%	(2.73)%	5.27%		0.30%	(4.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$47,964		$54,444	$64,595	$65,700		$61,798	$61,349
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (f)	1.25%	1.25%	1.25%		1.25%	1.25%
Expenses, before reimbursement (c)	1.43	% (f)	1.38%	1.33%	1.33%		1.33%	1.30%
Net investment income, net of reimbursement (c,d)	4.09	% (f)	2.21%	1.51%	1.56%		2.00%	2.02%
Portfolio turnover rate	252	% (g)	691%	651%	566%		920%	666%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Tactical Defensive Alpha Fund
Financial Highlights

Selected data based on a share outstanding throughout each period.

	For the		For the Year		For the Year	For the Year	For the Year	For the Year
	Six Months Ended		Ended		Ended	Ended	Ended	Ended
	October 31, 2023		April 30, 2023		April 30, 2022	April 30, 2021	April, 30, 2020	April, 30, 2019
	(Unaudited)
Net asset value, beginning of period	$9.51		$10.70		$14.39	$10.44	$11.63	$10.99
ACTIVITY FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.09		0.13		0.02	0.03	0.16	0.10
Net realized and unrealized gain (loss) on investments	(0.70)		(1.22)		(0.65)	4.45	(0.48)	0.67
Total from investment operations	(0.61)		(1.09)		(0.63)	4.48	(0.32)	0.77
LESS DISTRIBUTIONS:
From net investment income	—		(0.10)		—	(0.07)	(0.24)	(0.04)
From net realized gains on investments	—		—		(3.06)	(0.46)	(0.63)	(0.09)
Total distributions	—		(0.10)		(3.06)	(0.53)	(0.87)	(0.13)
Net asset value, end of period	$8.90		$9.51		$10.70	$14.39	$10.44	$11.63
Total return (b)	(6.41	)% (g)	(10.21)%		(5.46)%	43.48%	(3.51)%	7.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$72,152		$108,318		$125,951	$137,789	$109,761	$115,836
Ratios to average net assets
Expenses, net of reimbursement (c)	1.25	% (e,f)	1.26	% (e)	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursement (c)	1.32	% (e,f)	1.29	% (e)	1.24%	1.23%	1.26%	1.26%
Net investment Income, net of reimbursement (c,d)	2.00	% (f)	1.27%		0.16%	0.15%	1.42%	0.93%
Portfolio turnover rate	317	% (g)	610%		1003%	943%	1080%	854%

(a)	Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Expenses, net of reimbursement (c)	1.25	% (f)	1.25%
Expenses, before reimbursement (c)	1.32	% (f)	1.28%

(f)	Annualized for periods of less than one year.

(g)	Not annualized.

See accompanying notes to financial statements.

Toews Funds
Notes to Financial Statements (Unaudited)
October 31, 2023

NOTE 1. ORGANIZATION

The Toews Tactical Income Fund (the “Tactical Income Fund”), Toews Hedged Oceana Fund (the “Oceana Fund”), Toews Hedged U.S. Fund (the “U.S. Fund”), Toews Hedged U.S. Opportunity Fund (the “Opportunity Fund”), Toews Unconstrained Income Fund (the “Unconstrained Income Fund”) and Toews Tactical Defensive Alpha Fund (the “Defensive Alpha Fund”) (each a “Fund,” collectively the “Funds”), are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Defensive Alpha Fund is a non-diversified fund. The Income Fund, Oceana Fund, U.S. Fund, Opportunity Fund and Unconstrained Income Fund are each a diversified fund.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Tactical Income Fund	High Level of Current Income
Oceana Fund	Long Term Growth of Capital
U.S. Fund	Long Term Growth of Capital
Opportunity Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long-Term Growth of Capital
Defensive Alpha Fund	Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional- sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectuses for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2023 for the Funds’ assets and liabilities measured at fair value:

Tactical Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	—	$91,527,337	—	$91,527,337
Short Futures Contracts	$2,417,270	—	—	$2,417,270
U.S. Government & Agencies	—	$409,640,398	—	$409,640,398
Total	$2,417,270	$501,167,735	$—	$503,585,005

Oceana Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$40,964,040	$—	$40,964,040
Total	$—	$40,964,040	$—	$40,964,040

U.S. Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$66,941,235	$—	$66,941,235
Total	$—	$66,941,235	$—	$66,941,235

Opportunity Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$43,961,408	$—	$43,961,408
Total	$—	$43,961,408	$—	$43,961,408

Unconstrained Income Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	—	46,958,777	—	46,958,777
Total	$—	$46,958,777	$—	$46,958,777

Defensive Alpha Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$71,706,282	$—	$—	$71,706,282
Total	$71,706,282	$—	$—	$71,706,282

The Funds did not hold any Level 3 securities during the period.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit, in a segregated account, a specified amount of cash or U.S. government securities which are classified as “cash deposit” with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from, or pay to the brokers, a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ schedules of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, a put option will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of October 31, 2023, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

For the six months ended October 31, 2023, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures, options purchased, and options written subject to equity price risk (interest rate risk for Tactical Income Fund) amounted to the following:

		Statements of
		Operations
	Statements of Assets	Change in Unrealized	Statements of
	and Liabilities	Appreciation	Operations Realized
	Unrealized Appreciation	(Depreciation) on	Gain (Loss) on
Fund	from Futures Contracts	Futures Contracts	Futures Contracts
Tactical Income Fund	$2,417,270	$2,417,270	$(1,793,422)
U.S. Fund	—	(4,764,368)	5,395,939
Opportunity Fund	—	(1,451,804)	(54,618)
Defensive Alpha Fund	—	(2,510,408)	2,585,685

		Statements of
	Statements of Assets	Operations	Statements of
	and Liabilities	Change in Unrealized	Operations Realized
	Options Purchased at	Appreciation on	Loss on Options
Fund	Fair Value	Options Purchased	Purchased
Oceana Fund	$—	$47,400	$(598,672)
U.S. Fund	—	80,400	(746,077)
Opportunity Fund	—	33,280	(557,046)
Defensive Alpha Fund	—	81,733	(1,073,489)

Offsetting of Financial Assets and Derivative Assets and Liabilities – The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2023.

Tactical Income Fund

					Net Amounts	Financial	Cash	Net
		Gross Amounts of		Gross Amounts of	Presented in the	Instruments	Collateral	Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities	Statement of Assets & Liabilities	Pledged	Pledged	of Assets & Liabilities
Future Contracts	EDF & MAN Capital Markets	$2,417,270	(1)		$2,417,270	$—	$—	$2,417,270
		$2,417,270		$—	$2,417,270	$—	$—	$2,417,270

(1)	Value as presented in the Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of each Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when transactions are recorded on the trade date. Cost is determined and gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended April 30, 2021, to April 30, 2023, or expected to be taken in the Funds’ April 30, 2024 year-end tax returns. The Funds identify their major tax jurisdictions as United States Federal and Ohio. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Dividends and Distributions – Each of the Funds, except the Income Fund, will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually. The Income Fund pays dividends from net investment income, if any, monthly, and pays distributions from net realized capital gains, if any, annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an investment advisory agreement with Toews Corporation (the “Adviser”) with respect to the Funds. The Adviser has overall supervisory responsibility for the general management and investment of the Funds and their securities portfolios. The Adviser receives a monthly fee payable by the Funds calculated at an annual rate of 1.00% of the average daily net assets of each Fund.

The Adviser has contractually agreed to waive its management fees and/or make payments to limit each Funds’ expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) at least until August 31, 2024, so that the total annual operating expenses of the Funds do not exceed 1.25% of the Funds’ average net assets. For the six months ended October 31, 2023 the Adviser earned and waived and/or reimbursed the following fees pursuant to its contractual agreement:

Fund	Fees Earned	Fees (Waived)
Tactical Income Fund	$2,790,871	$—
Oceana Fund	237,022	(44,701)
U.S. Fund	500,139	(43,911)
Opportunity Fund	321,005	(44,216)
Unconstrained Income Fund	259,820	(46,720)
Defensive Alpha Fund	469,139	(30,681)

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

Fees waived or expenses reimbursed may be recouped by the Adviser from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	April 30, 2024	April 30, 2025	April 30, 2026	Total
Oceana Fund	$43,918	$60,545	$86,133	$190,596
U.S. Fund	93,903	13,643	80,122	187,668
Opportunity Fund	14,963	53,258	79,131	147,352
Unconstrained Income Fund	48,742	54,921	77,308	180,971
Defensive Alpha Fund	—	—	30,942	30,942

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). For the six months ended October 31, 2023, the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended October 31, 2023 amounted to the following:

Fund	Purchases	Sales
Tactical Income Fund	$1,171,835,028	$1,644,860,285
Oceana Fund	5,302,514	51,743,191
U.S. Fund	64,811,053	63,613,280
Opportunity Fund	48,936,060	48,031,602
Unconstrained Income Fund	89,322,967	115,112,122
Defensive Alpha Fund	206,778,068	162,457,310

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

NOTE 5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2023, were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Tactical Income Fund	$513,789,567	$2,477,156	$(12,681,718)	$(10,204,562)
Oceana Fund	40,964,460	—	(420)	(420)
U.S. Fund	66,941,922	—	(687)	(687)
Opportunity Fund	43,961,859	—	(451)	(451)
Unconstrained Income Fund	46,959,259	—	(482)	(482)
Defensive Alpha Fund	73,835,399	742,974	(2,872,091)	(2,129,117)

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the periods ended April 30, 2023, and April 30, 2022, was as follows:

For the period ended April 30, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$18,741,659	$—	$—	$—	$18,741,659
Oceana Fund	—	—	—	—	—
U.S. Fund	—	—	—	—	—
Opportunity Fund	14,200	—	—	—	14,200
Unconstrained Income Fund	1,215,827	—	108,585	—	1,324,412
Defensive Alpha Fund	1,152,050	—	—	—	1,152,050

For the period ended April 30, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Tactical Income Fund	$14,200,580	$—	$—	$—	$14,200,580
Oceana Fund	740,187	737,720	940	—	1,478,847
U.S. Fund	6,325,735	11,439,577	485,426	—	18,250,738
Opportunity Fund	5,483,005	7,719,175	—	—	13,202,180
Unconstrained Income Fund	1,133,742	—	17,285	—	1,151,027
Defensive Alpha Fund	13,563,832	15,985,835	—	—	29,549,667

As of April 30, 2023, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Income Fund	$3,815,039	$—	$(3,554,711)	$(51,067,860)	$—	$(6,967,827)	$(57,775,359)
Oceana Fund	521,598	—	—	(9,760,962)	—	4,278,006	(4,961,358)
U.S. Fund	513,252	—	—	(12,659,170)	—	(95,913)	(12,241,831)
Opportunity Fund	443,394	—	(6,432,132)	(18,564,071)	—	(74,341)	(24,627,150)
Unconstrained Income Fund	—	—	—	(6,765,926)	—	(461,520)	(7,227,446)
Defensive Alpha Fund	410,026	—	(9,434,073)	(16,835,498)	—	2,890,517	(22,969,028)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized losses, and unrealized (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open 1256 futures and options.

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Tactical Income Fund	$3,554,711
Oceana Fund	—
U.S. Fund	—
Opportunity Fund	6,432,132
Unconstrained Income Fund	—
Defensive Alpha Fund	9,434,073

At April 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Tactical Income Fund	$51,067,860	$—	$51,067,860	$—
Oceana Fund	6,280,271	3,480,691	9,760,962	—
U.S. Fund	6,637,712	6,021,458	12,659,170	—
Opportunity Fund	8,444,880	10,119,191	18,564,071	—
Unconstrained Income Fund	6,765,926	—	6,765,926	—
Defensive Alpha Fund	9,328,844	7,506,654	16,835,498	—

Permanent book and tax differences, primarily attributable to the tax treatment of reclassification of Funds’ distributions for the Funds for the year ended April 30, 2023, as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Tactical Income Fund	$—	$—
Oceana Fund	—	—
U.S. Fund	—	—
Opportunity Fund	—	—
Unconstrained Income Fund	(108,585)	108,585
Defensive Alpha Fund	—	—

NOTE 7. SECURITIES LENDING

The Income Fund and Unconstrained Income Fund have entered into a securities lending arrangement (the “Agreement”) with (the “Lending Agent”). Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such

Toews Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2023

agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of October 31, 2023, the Toews Funds did not have any securities out on loan.

NOTE 8. BENEFICIAL OWNERSHIP

The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2023, the below entities held more than 25% of the voting securities for each of the Funds listed.

Fund	Charles Scwab & Co. Inc.
Tactical Income Fund	66.25%
Oceana Fund	70.23%
U.S. Fund	66.44%
Opportunity Fund	73.05%
Unconstrained Income Fund	72.72%
Defensive Alpha Fund	53.47%

NOTE 9. RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

NOTE 10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Toews Funds
Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on May 1, 2023 and held October 31, 2023.

Actual Expenses: The columns on the left of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The columns on the right of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
	Actual			(5% return before expenses)
							Fund’s
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
	5/1/23	10/31/23	Period*	5/1/23	10/31/23	Period*	Ratio

Tactical Income Fund	$1,000.00	$983.40	$6.10	$1,000.00	$1,019.06	$6.21	1.22%
Oceana Fund	$1,000.00	$969.50	$6.21	$1,000.00	$1,018.90	$6.36	1.25%
U.S. Fund	$1,000.00	$1,008.00	$6.33	$1,000.00	$1,018.90	$6.36	1.25%
Opportunity Fund	$1,000.00	$971.20	$6.21	$1,000.00	$1,018.90	$6.36	1.25%
Unconstrained Income Fund	$1,000.00	$991.10	$6.27	$1,000.00	$1,018.90	$6.36	1.25%
Defensive Alpha Fund	$1,000.00	$935.90	$6.10	$1,000.00	$1,018.90	$6.36	1.25%

*	Expenses Paid During Period are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the number of days in the period ended October 31, 2023).

Toews Funds
Supplemental Information (Unaudited)
October 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the period ended October 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2023

Toews Corporation Adviser to Toews Hedged Oceana Fund (“Toews Oceana”), Toews Hedged U.S. Opportunity Fund (“Toews Opportunity”), Toews Hedged U.S. Fund (“Toews Hedged U.S”), Toews Tactical Income Fund (“Toews Tactical Income”) , Toews Unconstrained Income Fund (“Toews Unconstrained Income”) and Toews Tactical Defensive Alpha Fund (“Toews Defensive”)*

______________________________________________________________________________

In connection with the regular meeting held on June 21-22, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Toews Corporation (“Adviser”) and the Trust, with respect to the Toews Oceana, Toews Opportunity, Toews Hedged U.S., Toews Tactical Income, Toews Unconstrained Income, and Toews Defensive. (each a “Fund” and collectively referred to as the “Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.

The Board noted that the Adviser was founded in 1995 and managed over $1 billion in assets. The Board further noted that the Adviser specialized in designing and managing portfolios, specifically SMAs, mutual funds and ETFs. The Board discussed the background information on the Adviser’s key personnel, noting their education and significant financial industry experience. The Board considered that the Adviser investment process relied on technical analysis of target allocations to identify the proper weighting of a portfolio. The Board acknowledged the Adviser’s risk mitigation strategies for each Fund, noting that not all of the Funds shift to cash when in a defensive position. The Board considered that the Adviser reviewed daily holding reports to monitor compliance with each Fund’s regulatory limits. After further discussion, the Board agreed the Adviser had the necessary resources to continue to provide high quality service to the Funds for the benefit of shareholders.

Performance.

Toews Oceana. The Board discussed the Fund’s investment objectives and strategy. The Board observed that the Fund outperformed its peer group median over the one-year period and Morningstar category median over the one-year and since inception periods, and had a 2-star Morningstar rating. The Board noted that the Fund’s strategy was designed to avoid material market drawdowns, which resulted in a solid standard deviation. They also noted that the Fund outperformed its peer group and category median and benchmark over the one-year period and that the Adviser was managing the Fund in accordance with its intended design. The Board discussed the adviser’s recent enhancements to the Fund’s investment algorithms, acknowledged the Fund’s performance challenges and noted the adviser’s willingness to modify the Fund’s strategy for the benefit of shareholders. After further discussion, it was the consensus of the Board that performance was acceptable.

Toews Opportunity. The Board discussed the Fund’s investment objective and strategy. They noted that the Fund had underperformed the benchmark over all time periods. The Board observed that the Fund outperformed the

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2023

category median over the three-year, and the peer group median over the five-year time period. The Board remarked that the Fund had positive returns over all time periods, with the exception of the one-year time period, noting the adviser’s reasoning for such negative return. The Board concluded that the Fund’s performance was acceptable.

Toews Hedged U.S. The Board discussed the Fund’s investment objectives and strategy. The Board noted that the Fund outperformed the category median over the three-year, five-year and since inception periods. The Board acknowledged the Fund’s solid long-term risk adjusted returns, noting recent underperformance. The Board agreed that the adviser’s process had driven satisfactory returns over time and the Fund’s performance was satisfactory.

Toews Tactical Income. The Board discussed the Fund’s investment objectives and strategy. The Board noted that the Fund underperformed its Morningstar category, peer group median and benchmark over all time periods presented in the report. The Board noted that despite the Fund’s underperformance, the adviser had delivered positive returns for shareholders during those periods, with the exception of the one-year period, while adhering to the Fund’s strategy. It was the consensus of the Board that the Fund’s performance was acceptable.

Toews Unconstrained Income. The Board discussed the Fund’s investment objectives and strategy. The Board noted that the Fund outperformed its peer group median over the one-year period but underperformed the peer group median and category median over the three-year and five-year periods and underperformed the category median since inception. The Board noted that the Fund had delivered positive returns during the longer periods presented, despite its defensive nature. After further discussion, it was the consensus of the Board that the Fund’s performance was acceptable given the Fund’s objectives.

Toews Defensive. The Board discussed the Fund’s investment objectives and strategy, noting the Fund’s use of futures and options. They noted that the Fund had received a 3-star rating from Morningstar, down from the previous year, and was in the long-short equity category. The Board noted that the Fund outperformed its peer group and Morningstar category medians over three -year, five-year and since inception time periods presented. The Board noted that the Adviser was implementing the Fund’s strategy as designed, delivering reasonable risk adjusted returns.

Fees and Expenses.

Toews Oceana. The Board noted that the Fund’s advisory fee of 1.00% was lower than its peer group and category median and average and equal to the category median. The Board reviewed the Fund’s net expense ratio and commented that the expense ratio was lower than its category and peer group medians and averages. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

Toews Tactical Income. The Board noted the Fund’s advisory fee of 1.00% was higher than the peer group median and category median but, within the range charged by the funds in the peer group. The Board discussed the Fund’s net expense ratio, noting that it was higher than both the peer and category medians. The Board considered the adviser’s assertion that the fee was reasonable given the active management of the Fund. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

Toews Opportunity. The Board noted the Fund’s advisory fee of 1.00% was lower than its peer group median and average but equal to the category median. The Board discussed the Fund’s net expense ratio relative to its peers and the category. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2023

Toews Hedged U.S. The Board noted that the Fund’s advisory fee of 1.00% was lower than its Morningstar category and peer group averages, lower than the peer group median and equal to the category median. The Board observed that the advisory fee was well within the range charged by the funds in the peer group. The Board discussed the Fund’s net expense ratio relative to its peers and the category. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

Toews Unconstrained Income. The Board noted that the Fund’s advisory fee of 1.00% was higher than its Morningstar category and peer group medians and averages. The Board reviewed the Fund’s net expense ratio relative to its peers and the category. After further discussion, the Board concluded the Fund’s advisory fee was not unreasonable.

Toews Defensive. The Board noted that the Fund’s advisory fee of 1.00% was lower than its peer group median and equal to the category median. The Board reviewed the Fund’s net expense ratio and commented that it was lower than both its category and peer group medians. After further discussion, the Board concluded the Fund’s advisory fee was not unreasonable.

Economies of Scale.

The Board considered whether economies of scale had been realized in connection with the advisory services provided to the Funds. They acknowledged the Adviser’s statement that breakpoints could be appropriate in the future as the Funds’ assets increase to more meaningful levels. The Board noted that based on each Fund’s current asset sizes and profit levels, the absence of breakpoints was acceptable at this time.

Profitability.

The Board reviewed the profitability analysis provided by the Adviser and discussed the Adviser’s analysis of risks assumed in managing the Funds. The Board noted that the adviser realized a profit with respect to each Fund, and the explanation provided by the adviser pertaining to the reasonableness of such profit. The Board agreed that the profits realized by the Adviser in each applicable case were not excessive.

Conclusion.

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of the Funds and each Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

Social Security number and wire transfer instructions

account transactions and transaction history

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes- to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

open an account or deposit money

direct us to buy securities or direct us to sell your securities seek advice about your investments

We also collect your personal information from others, such as credit bureaus,affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

affiliates from using your information to market to you.

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
1750 Zion Road
Suite 201
Northfield, NJ 08225

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TOEWS-SA23

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/4/24

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 1/4/24